Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest income
Interest income	₩ 27,579,211	₩ 20,092,325	₩ 14,724,230
Interest expense	(16,761,289)	(9,495,472)	(3,954,905)
Net interest income (Notes 34)	10,817,922	10,596,853	10,769,325
Net fees and commission income
Fees and commission expense	(1,528,037)	(1,470,804)	(1,464,888)
Fees and commission income	4,175,243	3,884,346	4,139,885
Net fees and commission income (Notes 35)	2,647,206	2,413,542	2,674,997
Net insurance loss
Insurance income	2,899,599	2,741,730	6,484,523
Reinsurance income	44,985	36,274	0
Insurance expenses	0	0	(7,259,909)
Insurance service expenses	(1,748,779)	(1,667,870)	0
Reinsurance service expenses	(82,190)	(63,910)	0
Net insurance income (expenses) (Notes 28)	1,113,615	1,046,224	(775,386)
Insurance finance income	143,064	850,940	0
Insurance finance expenses	(659,161)	(42,976)	0
Net insurance finance income (expenses) (Notes 29)	(516,097)	807,964	0
Dividend income (Notes 36)	181,486	177,569	124,531
Net gain (loss) on financial instruments at fair value through profit or loss (Notes 37)	2,493,626	(1,160,833)	1,103,631
Net gain (loss) on financial instruments at fair value through profit or loss (overlay approach)	0	0	43,003
Net gain (loss) on financial instruments designated at fair value through profit or loss (Notes 38)	(437,780)	576,942	(88,301)
Net gain on foreign currency transaction	256,766	245,079	222,819
Net gain (loss) on disposal of securities at fair value through other comprehensive income (Notes 12)	(129,575)	(161,423)	85,596
Net gain (loss) on disposal of securities at amortized cost (Notes 12)	251	(60)	(319)
Provision for allowance for credit loss (Notes 39)	(2,244,503)	(1,291,813)	(974,685)
General and administrative expense (Notes 40)	(5,895,337)	(5,644,160)	(5,743,088)
Other operating expenses, net (Notes 42)	(2,186,730)	(1,700,320)	(1,490,027)
Operating income	6,100,850	5,905,564	5,952,096
Equity method income (Note 16)	125,088	121,697	158,600
Other non-operating income (expense), net (Note 43)	(260,978)	339,365	(527,032)
Profit before income taxes	5,964,960	6,366,626	5,583,664
Income tax expense (Note 44)	1,486,960	1,611,112	1,471,036
Profit for the year	4,478,000	4,755,514	4,112,628
Items that are or may be reclassified to profit or loss:
Gain (loss) on securities at fair value through other comprehensive income	3,162,544	(5,928,937)	(879,671)
Equity in other comprehensive income (loss) of associates	7,156	(15,758)	2,748
Foreign currency translation adjustments for foreign operations	(6,245)	14,732	252,308
Net change in unrealized fair value of cash flow hedges	61,280	(70,264)	21,700
Net finance income on insurance contract assets (liabilities)	(2,172,458)	4,705,903	0
Net finance income (expense) on reinsurance contract assets (liabilities)	(20,772)	34,045	0
Loss on financial instruments at fair value through profit or loss (overlay approach)	0	0	(20,098)
Other comprehensive loss of separate account	0	0	(41,273)
Items that are or may be reclassified to profit or loss	1,031,505	(1,260,279)	(664,286)
Items that will not be reclassified to profit or loss:
Remeasurements of the net defined benefit liabilities (assets)	(200,857)	251,991	43,277
Equity in other comprehensive loss of associates	0	(5)	(2)
Valuation gain on securities at fair value through other comprehensive income	8,174	5,133	35,441
Gain (loss) on disposal of securities at fair value through other comprehensive income	(3,056)	2,134	(29,421)
Changes in own credit risk on financial liabilities designated at fair value through profit of loss	8,623	(4,749)	(2,798)
Items that will not be reclassified to profit or loss:	(187,116)	254,504	46,497
Total other comprehensive income (loss), net of income tax	844,389	(1,005,775)	(617,789)
Total comprehensive income (Loss)	5,322,389	3,749,739	3,494,839
Profit attributable to:
Equity holders of Shinhan Financial Group Co., Ltd. (Notes 32 and 45)	4,368,035	4,665,643	4,019,254
Non-controlling interests	109,965	89,871	93,374
Total comprehensive income attributable to:
Equity holders of Shinhan Financial Group Co., Ltd.	5,208,629	3,660,798	3,402,925
Non-controlling interests	₩ 113,760	₩ 88,941	₩ 91,914
Earnings per share: (Notes 32 and 45)
Basic earnings (loss) per share	₩ 8,048	₩ 8,498	₩ 7,308
Diluted earnings (loss) per share	₩ 8,048	₩ 8,498	₩ 7,308